Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments - manufacturing and clinical	£ 2,177	£ 2,630
Prepayments - other	1,625	1,489
Accrued income	4	76
VAT	813	475
Other receivables	9	40
Prepayments, accrued income and other receivables	£ 4,628	£ 4,710